Common Stock (Additional Information) (Details) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of common stock		$ 748,888
Common stock, shares authorized		150,000,000	150,000,000	150,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Each common stock entitles voting right		one vote	one vote
Cash dividends		$ 0	$ 0
Private Placement | Maxim Group LLC.
Subsidiary, Sale of Stock [Line Items]
Number of common stock sold		97,561
Proceeds from issuance of common stock		$ 1,000,000
Purchase Agreement [Member] | Arena Business Solutions Global Spc Ii Ltd [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock sold		420,000
Proceeds from issuance of common stock		$ 700,000
Additional Commitment Amount	$ 30,000,000
Percentage Of Purchase Price Of Shares Equal To Simple Average Of The Daily Vwap	96.00%
Commitment Shares	296,181
Fair Value Of Commitment Shares	$ 650,000
Other Issuance Costs	376,000
Weighted Average Price Per Common Share		$ 1.78
Purchase Agreement [Member] | Arena Business Solutions Global Spc Ii Ltd [Member] | Common Stock [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Commitment Amount	15,000,000
Obligated Purchase Amount	$ 15,000,000